Revenue (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Summary of Revenue Recognized for Respective Period, Disaggregated by Timing of Recognition and by Type of Performance Obligation

The following table summarizes revenue recognized for each respective period, disaggregated by timing of recognition (point-in-time versus over-time) and by type of performance obligation:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Performance obligations satisfied at point in time	$214,243	$98,130	$214,243	$176,379
Performance obligations satisfied over time	2,170	40,076	22,495	72,531
Total	$216,413	$138,206	$236,738	$248,910

The following table summarizes revenue recognized for each respective period, disaggregated by timing of recognition (point-in-time versus over-time) and by type of performance obligation:

	Years Ended December 31,
	2025	2024
Performance obligations satisfied at point in time	$176,230	$267,945
Performance obligations satisfied over time	133,690	61,465
Total	$309,920	$329,410

Summary of Changes in Deferred Revenue

The following table summarizes the changes in deferred revenue:

	Six Months Ended June 30,
	2026	2025
Balance, beginning of period	$23,272	$—
Deferral of revenue	320,587	252,763
Recognition of unearned revenue	(236,738)	(248,910)
Balance, end of period	$107,121	$3,853

The following table summarizes the changes in deferred revenue:

	Years Ended December 31,
	2025	2024
Balance, beginning of year	$—	$—
Deferral of revenue	333,192	329,410
Recognition of unearned revenue	(309,920)	(329,410)
Balance, end of year	$23,272	$—